Trade and other receivables	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020
Trade and other receivables
Trade and other receivables

5. Trade and other receivables

	31 March 2021	30 September 2020
	£	£
Other debtors	263,791	117,563
Prepayments and accrued income	122,848	99,606
Total	386,639	217,169

The directors consider that the carrying amount of financial assets recorded at amortised costs in the financial statements approximate their fair value.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above.

12.  Trade and other receivables

	30 September	30 September
	2020	2019	1 January 2019
	£	£	£
Other debtors	117,562	715,077	36,144
Prepayments and accrued income	99,607	11,252	—
Total	217,169	726,329	36,144

The directors consider that the carrying amount of financial assets recorded at amortised costs in the financial statements approximate their fair value. Other debtors in 209 included R&D tax credit receivables amounting to £644,950, which were fully received during 2020.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above.